Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	285,516	196,687	143,396
Performance share unit member
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	32,690	0	0
Represents information of warrant
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	210,370	158,831	99,725
Restricted share unit member
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	0	0	37,232
Stock Options Member
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	42,456	37,856	6,439